Long Term Debt - MEMP Revolving Credit Facility and Senior Notes - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended	9 Months Ended	0 Months Ended			1 Months Ended	9 Months Ended					0 Months Ended	2 Months Ended	12 Months Ended					9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Jul. 17, 2014 MEMP [Member] 6.875% Senior Unsecured Notes ("2022 Senior Notes") [Member]	Sep. 30, 2014 MEMP [Member] 6.875% Senior Unsecured Notes ("2022 Senior Notes") [Member]	Oct. 10, 2013 MEMP [Member] 7.625 % Senior Notes Due May 2021 [Member]	May 23, 2013 MEMP [Member] 7.625 % Senior Notes Due May 2021 [Member]	Apr. 17, 2013 MEMP [Member] 7.625 % Senior Notes Due May 2021 [Member]	Dec. 31, 2013 MEMP [Member] 7.625 % Senior Notes Due May 2021 [Member]	Sep. 30, 2014 MEMP [Member] 7.625 % Senior Notes Due May 2021 [Member]	Oct. 10, 2013 MEMP [Member] 7.625 % Senior Notes Due May 2021 [Member]	May 23, 2013 MEMP [Member] 7.625 % Senior Notes Due May 2021 [Member]	Apr. 17, 2013 MEMP [Member] 7.625 % Senior Notes Due May 2021 [Member]	Jul. 17, 2014 MEMP [Member] Private Placement of Debt [Member] 6.875% Senior Unsecured Notes ("2022 Senior Notes") [Member]	Oct. 10, 2013 Revolving Credit Facility [Member] MEMP [Member]	May 31, 2013 Revolving Credit Facility [Member] MEMP [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] MEMP [Member]	Sep. 30, 2014 Revolving Credit Facility [Member] MEMP [Member]	Oct. 01, 2013 Revolving Credit Facility [Member] MEMP [Member]	Sep. 23, 2013 Revolving Credit Facility [Member] MEMP [Member]	Sep. 23, 2013 Revolving Credit Facility [Member] MEMP [Member] Sixth Amendment [Member]	Sep. 30, 2014 Revolving Credit Facility [Member] MEMP [Member] Federal Funds Effective Rate [member] Optional Base Rate [member]	Sep. 30, 2014 Revolving Credit Facility [Member] MEMP [Member] Adjusted London Interbank Offered Rate [member] Optional Base Rate [member]	Sep. 30, 2014 Revolving Credit Facility [Member] MEMP [Member] Minimum [Member]	Sep. 30, 2014 Revolving Credit Facility [Member] MEMP [Member] Minimum [Member] Alternative Base Rate [member] Range 1 [Member]	Sep. 30, 2014 Revolving Credit Facility [Member] MEMP [Member] Minimum [Member] London Interbank Offered Rate (LIBOR) [Member] Range 2 [Member]	Sep. 30, 2014 Revolving Credit Facility [Member] MEMP [Member] Minimum [Member] LIBOR Market Index Plus [Member] Range 3 [Member]	Sep. 30, 2014 Revolving Credit Facility [Member] MEMP [Member] Maximum [Member]	Sep. 30, 2014 Revolving Credit Facility [Member] MEMP [Member] Maximum [Member] Alternative Base Rate [member] Range 1 [Member]	Sep. 30, 2014 Revolving Credit Facility [Member] MEMP [Member] Maximum [Member] London Interbank Offered Rate (LIBOR) [Member] Range 2 [Member]	Sep. 30, 2014 Revolving Credit Facility [Member] MEMP [Member] Maximum [Member] LIBOR Market Index Plus [Member] Range 3 [Member]	Oct. 10, 2013 Private Placement of Debt [Member] MEMP [Member] 7.625 % Senior Notes Due May 2021 [Member]	May 23, 2013 Private Placement of Debt [Member] MEMP [Member] 7.625 % Senior Notes Due May 2021 [Member]	Apr. 17, 2013 Private Placement of Debt [Member] MEMP [Member] 7.625 % Senior Notes Due May 2021 [Member]
Debt Obligations [Line Items]
Initial borrowing base of second lien term facility																			$ 2,000,000,000	$ 2,000,000,000		$ 1,000,000,000	$ 2,000,000,000
Lien percentage of assets for credit facility																			80.00%					80.00%
Line of credit, additional margin rate																								0.50%	1.00%		0.50%	1.50%	1.75%		1.50%	2.50%	2.75%
Line of credit, adjusted description																								The one-month adjusted LIBOR plus 1.0% (adjusted upwards, if necessary, to the next 1/100th of 1%)
Percentage of revolving unused commitment fee				0.375%	0.50%																					0.375%				0.50%
Senior unsecured notes maturity date						Aug. 01, 2022					May 21, 2021	May 01, 2021
Aggregate principal amount													300,000,000	100,000,000	300,000,000	500,000,000																		300,000,000	100,000,000	300,000,000
Other event of default minimum note holder percentage to accelerate						25.00%					25.00%	25.00%
Senior unsecured notes interest rate											7.625%	7.625%				6.875%
Note issued at percentage of par						98.485%
Net proceeds from notes offering	1,092,425,000	397,563,000	1,031,563,000				484,900,000
Line of credit facility, initial borrowing base			1,145,000,000																			480,000,000	920,000,000
Business acquisition common control purchase price																					603,000,000
Line of credit facility, borrowing base																	$ (75,000,000)	$ (100,000,000)
Issuance percentage of par value								97.00%	102.00%	98.521%
Debt instrument description											The Senior Notes will mature on May 1, 2021 with interest accruing at a rate of 7.625% per annum and payable semi-annually in arrears on May 1 and November 1 of each year, commencing November 1, 2013.